Restricted Net Assets	12 Months Ended
May 31, 2019
Receivables [Abstract]
Restricted Net Assets
27.	RESTRICTED NET ASSETS
Relevant PRC laws and regulations restrict the WFOEs and the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends, except in the event of liquidation. The balance of restricted net assets was US$542,534 and US$472,924, of which US$448,103 and US$437,121 was attributed to the paid-in
capital, additional
paid-in
capital and statutory reserves of the VIEs and US$94,431 and US$35,803 was attributed to the paid-in
capital, additional
paid-in
capital and statutory reserves of the WFOEs, as of May 31, 2018 and 2019, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from the PRC companies to their offshore affiliated entities require governmental approval, and advances by the PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.